Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [Abstract]
Related party transactions
23. Related party transactions

Compensation of key management personnel of the Group

In 2021, the key management personnel of the Group consisted of the executive director Joe Wiley, Chief Executive Officer, non-executive directors, and the Chief Financial Officer and Chief Operating Officer, Rory Nealon.

Compensation for the years ended December 31, 2021, and December 31, 2020, of these personnel is detailed below:

	December 31,
	2021	2020
	US$’000	US$’000
Short-term employee benefits	1,912	1,848
Performance related bonus	1,106	1,122
Post-employment benefits	120	119
Share-based compensation benefits	3,713	3,079
Total compensation	6,851	6,168

Shares purchased by directors

The following ordinary shares were purchased by directors of the Company.

Director	Number	Date
Joseph Wiley	16,000	March 2022
George P. Hampton, Jr.	100,000	March 2022
Stephen T. Wills	37,500	March 2022
Dr. Alain H. Munoz	22,500	March 2022
Dr. Patrick V.J.J. Vink	25,000	March 2022
Raymond T. Stafford	50,000	March 2022
Raymond T. Stafford	250,000	November 2021
Raymond T. Stafford	300,100	March 2021

Agreements with principal shareholders

Long term loan

On September 24, 2019, the Group entered into a long term loan. Proceeds from the long term loan were used to refinance Aegerion’s existing secured bridge loan in the principal amount of approximately US$50,000,000 (in principal) held by certain funds managed by Athyrium Capital Management, LP and Highbridge Capital Management, LLC, respectively. Further information on the terms of the long term loan is included in Note 19, Long term loan, of these financial statements.

Convertible notes

On September 24, 2019, the Company issued US$125,000,000 aggregate principal amount of convertible notes due 2025 to certain creditors of Aegerion. The convertible notes bear interest at a rate of 5% per annum, payable in cash semi-annually. The convertible notes will mature approximately five and a half years after issuance, unless earlier repurchased, redeemed or converted. Further information on the terms of the convertible notes is included in Note 20, Convertible notes, of these financial statements.

Zero Cost Warrants

The Company agreed, for certain Aegerion creditors who wished to restrict their percentage share interest in Amryt’s issued share capital, to issue to the relevant Aegerion creditor, as an alternative to Amryt ordinary shares, an equivalent number of new zero cost warrants to subscribe for Amryt ordinary shares to be constituted on the terms of the zero cost warrant. The relevant Aegerion creditors are entitled at any time to exercise the zero cost warrants, at which point in time the Company would issue to that Aegerion creditor the relevant number of fully paid ordinary shares in return for the exercise of the zero cost warrants.

On September 24, 2019, certain of Aegerion’s creditors elected to receive 8,065,000 zero cost warrants to subscribe for Amryt ordinary shares as consideration for the acquisition. Separately 5,911,722 warrants were issued to investors in connection with the US$60,000,000 equity raise.

On November 14, 2019, the Company repurchased a combined 4,864,656 ordinary shares from Highbridge Tactical Master Fund L.P., Highbridge SCF Special Situations SPV, L.P. and Nineteen77 Global Multi Strategy Alpha Master Limited. In exchange for the ordinary shares, these institutions were issued an equivalent number of zero cost warrants. Each warrant entitles the holder to subscribe for one ordinary share at zero cost. On December 19, 2019, Highbridge MSF International Ltd exercised 1,645,105 zero cost warrants in exchange for 1,645,105 ordinary shares.

In July 2020, Highbridge Tactical Master Fund L.P. exercised 4,000,000 zero cost warrants in exchange for 4,000,000 ordinary shares. In September 2020, Nineteen77 Global Multi Strategy Alpha Master Limited exercised 4,229,753 zero cost warrants in exchange for 4,229,753 ordinary shares.

The remaining warrants were exchanged on August 5, 2021, and the Company issued 8,966,520 ordinary shares, 4,208,314 of which were issued from treasury shares. There were no remaining warrants outstanding as at December 31, 2021.